Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Condensed Consolidated Statements of Income [Abstract]
Revenue (includes related party revenue of $5,714 and $10,581 for the three and six months ended June 30,2018,respectively,and $4,075 and 5,231 for the three and six months ended June 30,2017,respectively)	$ 20,790	$ 18,510	$ 40,569	$ 39,610
Time charter expenses	(311)	(284)	(539)	(569)
Direct vessel expenses	(1,048)	(995)	(2,245)	(1,775)
Management fees (entirely through related party transactions)	(5,187)	(5,187)	(10,251)	(10,317)
General and administrative expenses	(801)	(630)	(1,607)	(1,354)
Depreciation and amortization	(5,720)	(6,259)	(11,888)	(12,552)
Interest income	119	5	133	11
Interest expenses and finance cost	(3,806)	(3,203)	(7,244)	(6,334)
Loss on sale of asset	0	0	(32,444)	0
Other income/ (expense), net	250	3	234	(258)
Net income/ (loss)	4,286	1,960	(25,282)	6,462
Earnings/ (Loss) attributable to:
Common unit holders	4,200	918	(22,575)	3,026
Subordinated Series A unit holders	0	146	(2,203)	482
Subordinated unit holders	0	856	0	2,827
General Partner	$ 86	$ 40	$ (504)	$ 127
Earnings/ (Loss) per unit (basic and diluted)
Common unit holders	$ 0.21	$ 0.10	$ (1.16)	$ 0.30
Subordinated Series A unit holders	0.00	0.10	(1.49)	0.30
Subordinated unit holders	0.00	0.10	0.00	0.30
General Partner	$ 0.21	$ 0.10	$ (1.18)	$ 0.30